Supplement to the
Fidelity® Mid Cap Value Fund
April 1, 2015
Prospectus

The following information supplements information in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
MCV-15-01  August 3, 2015
1.918612.105

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2015
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AMCV-15-01  August 3, 2015
1.847513.113

Supplement to the
Fidelity Advisor® Mid Cap Value Fund
Institutional Class
April 1, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AMCVI-15-02  August 3, 2015
1.855558.112